CONSOLIDATED BALANCE SHEETS (Parenthetical)	Feb. 28, 2025 CNY (¥) shares	Feb. 29, 2024 CNY (¥) shares
Accounts receivable, net of allowance for credit losses | ¥	¥ 0	¥ 0
Other receivables, deposits and other assets, allowance for credit losses | ¥	3,652,000	4,755,000
Amount due from related parties, allowance for credit losses | ¥	¥ 0	¥ 0
Ordinary shares, authorized	500,000,000	500,000,000
Ordinary shares, issued	22,600,576	21,163,416
Ordinary shares, outstanding	22,600,576	21,163,416
Treasury shares	2,363,567	2,938,567